Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	CONSUMER, CYCLICAL — 49.5%
125,590	Adient PLC*	$6,013,249
59,275	Alaska Air Group, Inc.*	3,088,227
206,570	Beazer Homes USA, Inc.*	4,796,555
142,670	Cooper-Standard Holdings, Inc.*	3,197,235
197,730	Dana, Inc.	4,512,199
347,630	Designer Brands, Inc. - Class A*	4,939,822
86,210	Foot Locker, Inc.	3,761,342
54,050	Gap, Inc.	953,983
179,640	Hawaiian Holdings, Inc.*	3,299,987
115,942	Hooker Furnishings Corp.	2,699,130
48,230	M/I Homes, Inc.*	2,998,941
160,151	Meritor, Inc.*	3,968,542
175,020	Nautilus, Inc.*	1,072,873
159,350	Taylor Morrison Home Corp.*	5,570,876
258,210	Tenneco, Inc. - Class A*	2,917,773
195,320	Wabash National Corp.	3,812,646
		57,603,380
	CONSUMER, NON-CYCLICAL — 2.5%
59,680	United Natural Foods, Inc.*	2,929,094
	ENERGY — 15.0%
134,629	CVR Energy, Inc.	2,263,114
97,860	Delek U.S. Holdings, Inc.*	1,466,921
152,320	HollyFrontier Corp.	4,993,050
393,850	Liberty Oilfield Services, Inc. - Class A*	3,820,345
597,410	ProPetro Holding Corp.*	4,839,021
		17,382,451
	FINANCIAL — 4.5%
110,920	Ally Financial, Inc.	5,280,901
	INDUSTRIAL — 21.7%
343,820	Celestica, Inc.*,1	3,826,717
165,174	Fluor Corp.*	4,091,360
54,460	Greenbrier Cos., Inc.	2,499,169
102,280	Manitowoc Co., Inc.*	1,901,385
208,377	Pactiv Evergreen, Inc.	2,642,220
202,752	Ryerson Holding Corp.	5,281,690
134,832	Sterling Construction Co., Inc.*	3,546,082
247,560	U.S. Xpress Enterprises, Inc. - Class A*	1,453,177
		25,241,800

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 4.6%
164,974	DXC Technology Co.*	$5,310,513
	Total Common Stocks
	(Cost $82,346,595)	113,748,139

Principal Amount
	SHORT-TERM INVESTMENTS — 2.4%
$2,803,784	UMB Bank demand deposit, 0.01%[2]	2,803,784
	Total Short-Term Investments
	(Cost $2,803,784)	2,803,784
	TOTAL INVESTMENTS — 100.2%
	(Cost $85,150,379)	116,551,923
	Liabilities in Excess of Other Assets — (0.2)%	(201,733)
	TOTAL NET ASSETS — 100.0%	$116,350,190

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.